Employee benefits (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Liabilities
Short-term employee benefits	$ 1,837	$ 1,517
Termination benefits	75	72
Post-employment benefits	13,276	11,398
Total	15,188	12,987
Current	2,739	2,315
Non-current	$ 12,449	$ 10,672